Share-Based Compensation - Narrative (Details) $ / shares in Units, $ in Thousands, $ in Thousands					12 Months Ended
	Sep. 07, 2023 CAD ($) shares	Sep. 07, 2023 USD ($) shares	Aug. 08, 2023 CAD ($) shares	Aug. 08, 2023 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance, maximum percentage					14.00%
Share-based compensation expense | $					$ 2,723	$ 1,917		$ 2,378
Expiration period, granted	60 months	60 months	60 months	60 months
Contributed Surplus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with parties other than employees	$ 638	$ 473	$ 638	$ 473
Reserve of share-based payments
Disclosure of terms and conditions of share-based payment arrangement [line items]
Common shares reserved for issuance (in shares)					11,202,818
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)					853,642	403,200		0
Restricted share units | Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested					3 years	3 years
Restricted share units | Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested					2 years	2 years
Compensation Warrants
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	536,693	536,693	536,693	536,693	536,693	536,693
Purchase price (cad and usd per share) | $ / shares							$ 2.25
Expiration period, granted						60 months
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested					1 year
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, if not immediately vested					3 years